Other Receivables and Prepayment (Tables)	12 Months Ended
Dec. 31, 2023
Other Receivables and Prepayment [Abstract]
Schedule of Other Receivables and Prepayment	At December 31, 2023 and 2022, other receivables and prepayment consisted of the following:
	December 31, 2023	December 31, 2022
Current
Advances to suppliers	$1,215,242	$1,534,605
VAT recoverable (1)	887,864	1,378,449
Advances to business partners(2)	9,287,616	34,499,312
Others(3)	6,944,699	5,953,078
Other receivable from investors	7,001,129	6,715,893
	25,336,550	50,081,337
Less: allowance for expected credit losses
Advances to suppliers	(1,025,374)	(30,429)
Advances to business partners	(9,287,616)	(3,006,728)
Others(3)	(5,216,762)	(5,391,263)
Other receivable from investors	(7,001,129)	(5,449,022)
	$(22,530,881)	(13,877,442)
Non-current
Loans to employees	205,521	228,274
Deposit for equity investment (4)	9,710,000	8,700,000
Loan to minority shareholders (5)	423,567	673,247
Other	70,389	71,582
	10,409,477	9,673,103
Less: allowance for expected credit losses
Loans to employees	(45,390)	-
Deposit for equity investment (4)	(9,710,000)	-
Loan to minority shareholders (5)	(405,518)	(669,139)
	$248,569	9,003,964
(1)	The balance of advanced VAT represents input VAT available for deducting the amount of VAT paid in the future.

(2)	Business partners mostly include suppliers. As of December 31, 2023, the advance to a third party business partner is unsecured, is repayable before December 31, 2024. The Company has assessed the recoverability of this advance based on various factors, including the financial condition of the business partner, past repayment history, and any relevant market conditions. After careful consideration, the Company determined that an impairment was necessary for the year 2023. The total impairment recognized for the advance amounts to $9,287,616, reflecting the company's judgment that full recovery may not be probable under the current circumstances.

(3)	Others mainly consist of partial consideration of amounting to $2,502,000 of issuing the Company’s shares for equity investment, the Company recognized a full impairment of $2,502,000 on this investment in 2023, as its carrying value exceeded the recoverable amount based on current market conditions and future projections. Loan to certain non-controlling shareholders of BotBrain amounting to $667,028 and it’s been written off as a bad debt in 2023.

(4)	In 2023 and 2022, deposit for equity investment represents an intended investment in 100% equity interest of Dinoplus Ai Holdings Limited and 1.364% equity interest of Beyond Net Service Limited. The investments are carried at cost and assessed for impairment when there are indications that the fair value does not exceed the carrying value. For the year 2023, the Company evaluated the investments' performance, market conditions, and financial health of the investees. After thorough assessment, the Company identified impairment indicators, including decline in business prospects and unfavorable market conditions, that suggested the carrying value may not be recoverable. As a result, an impairment charge of $9,710,000 was recognized for the year 2023. This reflects the company's judgment that the fair value of the investments is lower than their carrying amount.

(5)	The minority shareholders pledged their shares in LKCO for the interest-free loans which are repayable in 2024. The Company has evaluated the recoverability of these loans based on the financial performance of LKCO, the value of the pledged shares, and the repayment capacity of the minority shareholders and determined that an impairment of $405,518 for the year 2023.